Restricted cash and time deposits - Additional information (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Restricted cash and time deposits
Short-term time deposits | ¥	¥ 92.1		¥ 251.0
Other restricted cash and time deposits as collateral ADR depositary bank, in custodian accounts for insurance brokerage business and other business requirements | $		$ 0.0		$ 3.6